Note 13 - Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Interest and Other Income [Table Text Block]
	Years Ended December 31
	2022	2021
	A$	A$
Insurance recovery	0	2,262
Federal and state government subsidies	42,713	153,001
Rental income	137,219	163,397
Other income	2,054	112,052
	181,986	430,712